TRADE PAYABLES AND OTHER (Tables)	12 Months Ended
Dec. 31, 2024
Subclassifications of assets, liabilities and equities [abstract]
Disclosure of trade payables and accrued liabilities

As at December 31
($ millions)	2024	2023
Trade payables	530	555
Other payables & accrued liabilities	646	598
Preferred share liability (Note 17)	26	—
Related party payables (Note 27)	—	1
Total trade payables and other	1,202	1,154